--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset             Harold J. Schaaff, Jr.
Management Inc. and Morgan Stanley                      VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Belinda A. Brady
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           U.S. EQUITY PLUS PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO THE S&P 500 INDEX(1)
----------------------------------------------------

                                             TOTAL RETURNS(2)
                                -------------------------------------------
                                                ONE       AVERAGE ANNUAL
                                    YTD        YEAR       SINCE INCEPTION
                                   -----     ---------  -------------------
PORTFOLIO--CLASS A............        0.77%       4.11%           4.05%
PORTFOLIO--CLASS B............        0.57        3.90            3.86
INDEX.........................        6.00        9.05            7.31

1.  The S&P 500 Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The U.S. Equity Plus Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers in the S&P 500 Index. Equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks.

The Portfolio investment process utilizes systematic quantitative and qualitative inputs. The quantitative inputs include several proprietary valuation and momentum models, as well as a market conditions model. The qualitative inputs include stock ratings from Morgan Stanley Dean Witter's Equity Research analysts. These inputs are combined in a systematic way to produce an attractiveness measure for every stock in the Portfolio investment universe. The Portfolio is designed to have consistently higher returns than the S&P 500 with a volatility of portfolio return that is approximately equal to that of the S&P 500. This is sought by using a multi-factor risk model for building the Portfolio and by maintaining sector neutrality with respect to the S&P 500 Index. The active exposure to any single company is also kept to a modest level.

For the nine months ended September 30, 1998, the Portfolio had a total return of 0.77% for the Class A shares and 0.57% for the Class B shares compared to 6.00% for the S&P 500 Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of 4.11% for the Class A shares and 3.90% for the Class B shares compared to 9.05% for the Index. For the period from inception on July 31, 1997 through September 30, 1998, the Portfolio had a total return of 4.05% for Class A shares and 3.86% for Class B shares compared to 7.31% for the Index.

The Portfolio is sector neutral to the S&P 500, so sector weights had no impact on incremental performance. The performance of a sector in U.S. Equity Plus is completely driven by stock selection (and relative weights) within the sector. Based on stock selection, our best performing sectors were electric utilities, consumer non-durables, health and insurance. Our worst performing sectors were energy, basic industries, capital goods and consumer services.

Virtually all of the differential performance between the Portfolio and the Index came from active stock selection. The five largest contributions to our performance relative to the S&P 500 came from the following stocks: 1) Morgan Stanley Dean Witter, a diversified financial service company, tumbled 53% along with its competitors on concerns about the escalating global financial turmoil during the third quarter. An underweight position in the stock (we are not allowed to own MSDW shares) boosted our performance. 2) Philip Morris, a diversified consumer packaged goods company, climbed 18% as the intense litigation risks faced by the firm showed signs of easing. 3) FPL Group, which generates, transmits and distributes electric energy, rose

11% attracting skittish investors because of its high dividend yield and stable earnings. 4) Likewise, the stability of Peco Energy, a provider of electricity and gas in Pennsylvania, proved to be a welcomed safe haven for investors as its shares returned an impressive 27%. 5) AT&T, which offers communication services and products, posted a 3% increase with strong operating momentum and impressive results in its wireless business.

On the other side, the five most negative contributions to our performance relative to the S&P 500 came from the following stocks: 1) Chase Manhattan Bank, a diversified global financial service provider, fell 42%, battered by concerns about its emerging market and poor credit exposures. 2) Likewise, Lehman Brothers Holdings, an investment banking firm, lost a staggering 63% as trading losses badly damaged third quarter earnings. 3) Citigroup, a diversified financial service holding company which includes, importantly, Travelers and Salomon Smith Barney, slid by 38% as it fell victim to the tidal wave of global financial market woes. 4) Armco, a producer of stainless sheet and strip and electrical sheets, dropped by 21% during an extremely rocky quarter as its shares never fully recovered from the GM strike. 5) Case Corporation, which manufactures and markets both farm and construction equipment, continued in a painful progression, declining 20% as the problems in Russia and falling commodity prices pummeled the demand for farm equipment.

After setting a blistering pace for the first half of 1998, U.S. large capitalization stocks finally stalled, falling by almost 10%. Small cap stocks, as measured by the Russell 2000, fell by twice that much and large cap growth stocks continued to outperform their value counterparts. Long-term interest rates provided a supportive backdrop falling from 5.6% at the beginning of the quarter to 4.98% at the end. However, concerns about the impact of the expanding global economic slowdown slashed expectations of corporate earnings. The "flight to quality" has badly battered quality-sensitive investments of all types including emerging markets, high yield debt and value investing in stocks. Many of our value oriented selections have been hard-hit during this period and have dragged our overall performance down. The fourth quarter of 1998 may see some further bad economic news. This may continue to make the investment environment difficult. When expectations about the economy finally halt their steep decline, we expect that much of our portfolio should spring back.

Narayan Ramachandran
PORTFOLIO MANAGER

Eugene Flood
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
COMMON STOCKS (98.8%)
  BASIC MATERIALS (2.9%)
    ALUMINUM (0.2%)
 1,200   Aluminum Company of America                        $    85
                                                            -------
    CHEMICALS (DIVERSIFIED) (0.1%)
 1,400   Goodrich (BF) Co.                                       46
                                                            -------
    CHEMICALS (SPECIALTY) (0.2%)
 2,500   Hercules, Inc.                                          75
 4,500   W.R. Grace & Co.                                        56
                                                            -------
                                                                131
                                                            -------
    GOLD & PRECIOUS METALS MINING (0.3%)
 5,000   Barrick Gold Corp.                                     100
 2,300   Newmont Mining Corp.                                    56
                                                            -------
                                                                156
                                                            -------
    IRON & STEEL (1.1%)
31,400   Bethlehem Steel Corp.                                  259
13,000   USX - U.S. Steel Group, Inc.                           310
                                                            -------
                                                                569
                                                            -------
    METALS MINING (0.0%)
 2,400   Freeport McMoRan Copper & Gold, Inc., Class B           29
                                                            -------
    PAPER & FOREST (1.0%)
22,600   Louisiana-Pacific Corp.                                461
 1,400   Weyerhaeuser Co.                                        59
                                                            -------
                                                                520
                                                            -------
    TOTAL BASIC MATERIALS                                     1,536
                                                            -------
  CAPITAL GOODS (11.8%)
    AEROSPACE & DEFENSE (0.7%)
 5,300   Boeing Co.                                             182
 1,400   Lockheed Martin Corp.                                  141
   400   Northrop Grumman Corp.                                  29
                                                            -------
                                                                352
                                                            -------
    ELECTRICAL EQUIPMENT (3.6%)
 2,500   Emerson Electric Co.                                   156
17,100   General Electric Co.                                 1,360
 2,300   Raychem Corp.                                           56
 8,400   Thomas & Betts Corp.                                   320
                                                            -------
                                                              1,892
                                                            -------
    ENGINEERING & CONSTRUCTION (1.8%)
11,100   Fluor Corp.                                            456

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
14,600   Foster Wheeler Corp.                               $   201
10,200   McDermot International, Inc.                           275
                                                            -------
                                                                932
                                                            -------
    MACHINERY (DIVERSIFIED) (1.4%)
 7,300   Case Corp.                                             159
 7,200   Caterpillar, Inc.                                      321
 5,800   Deere & Co.                                            175
 6,600   Timken Co.                                             100
                                                            -------
                                                                755
                                                            -------
    MANUFACTURING (DIVERSIFIED) (3.0%)
 6,000   Aeroquip-Vickers, Inc.                                 172
 2,500   Allied Signal, Inc.                                     88
 2,050   Crane Co.                                               48
13,500   Tyco International Ltd.                                746
 6,500   United Technologies Corp.                              497
                                                            -------
                                                              1,551
                                                            -------
    MANUFACTURING (SPECIALIZED) (0.1%)
 1,900   Briggs & Stratton Corp.                                 78
                                                            -------
    TRUCKS & PARTS (1.0%)
   400   Cummins Engine Co., Inc.                                12
11,900   Navistar International Corp.                           269
 5,700   PACCAR, Inc.                                           235
                                                            -------
                                                                516
                                                            -------
    WASTE MANAGEMENT (0.2%)
 2,500   Waste Management, Inc.                                 120
                                                            -------
    TOTAL CAPITAL GOODS                                       6,196
                                                            -------
  COMMUNICATION SERVICES (7.8%)
    TELECOMMUNICATIONS (CELLULAR/WIRELESS) (0.5%)
 4,400   AirTouch Communications, Inc.                          251
                                                            -------
    TELECOMMUNICATIONS (LONG DISTANCE) (3.8%)
24,000   AT&T Corp.                                           1,402
 6,700   Sprint Corp.                                           482
 1,800   WorldCom, Inc.                                          88
                                                            -------
                                                              1,972
                                                            -------
    TELEPHONE (3.5%)
 2,900   Ameritech Corp.                                        137
10,100   Bell Atlantic Corp.                                    489
 4,900   Bellsouth Corp.                                        369
12,100   GTE Corp.                                              666
   100   MCI Worldcom, Inc.                                       5

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
  COMMUNICATION SERVICES (CONTINUED)
    TELEPHONE (CONTINUED)
 1,400   SBC Communications, Inc.                           $    62
 1,400   U.S. WEST, Inc.                                         74
                                                            -------
                                                              1,802
                                                            -------
    TOTAL COMMUNICATION SERVICES                              4,025
                                                            -------
  CONSUMER CYCLICALS (9.4%)
    AUTOMOBILES (1.2%)
 1,500   Chrysler Corp.                                          72
 8,300   Ford Motor Co.                                         390
 2,600   General Motors Corp.                                   142
                                                            -------
                                                                604
                                                            -------
    HARDWARE & TOOLS (0.0%)
   100   Black & Decker Corp.                                     4
                                                            -------
    HOMEBUILDING (0.4%)
 9,200   Pulte Corp.                                            226
                                                            -------
    HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
 4,500   Maytag Corp.                                           215
                                                            -------
    LEISURE TIME PRODUCTS (0.3%)
 8,700   Brunswick Corp.                                        113
 1,600   Hasbro, Inc.                                            47
                                                            -------
                                                                160
                                                            -------
    LODGING-HOTELS (0.0%)
   500   Marriott International, Inc.                            12
                                                            -------
    PUBLISHING (0.2%)
 2,500   Dow Jones & Co., Inc.                                  116
                                                            -------
    PUBLISHING (NEWSPAPERS) (1.1%)
 6,300   Gannett Co., Inc.                                      337
 8,800   New York Times Co., Class A                            242
                                                            -------
                                                                579
                                                            -------
    RETAIL (BUILDING SUPPLIES) (1.6%)
18,100   Home Depot, Inc.                                       715
 3,700   Lowe's Cos., Inc.                                      118
                                                            -------
                                                                833
                                                            -------
    RETAIL (DEPARTMENT STORES) (0.4%)
 1,000   Federated Department Stores, Inc.                       36
 3,800   Kohl's Corp.                                           148
                                                            -------
                                                                184
                                                            -------
    RETAIL (GENERAL MERCHANDISE) (2.5%)
 1,200   Kmart Corp.                                             14
 5,400   Sears Roebuck & Co.                                    239
19,400   Wal-Mart Stores, Inc.                                1,060
                                                            -------
                                                              1,313
                                                            -------
                                                             VALUE
SHARES                                                       (000)
------                                                      -------
    RETAIL (SPECIALTY) (1.1%)
 7,700   Gap, Inc.                                          $   406
 8,900   TJX Cos., Inc.                                         159
                                                            -------
                                                                565
                                                            -------
    RETAIL (SPECIALTY/APPAREL) (0.2%)
12,800   Venator Group, Inc.                                    111
                                                            -------
    RETAIL (COMPUTERS & ELECTRONICS) (0.0%)
   200   Circuit City Stores - Circuit City Group                 7
                                                            -------
    TEXTILES (APPAREL) (0.0%)
   700   Liz Claiborne, Inc.                                     18
                                                            -------
    TOTAL CONSUMER CYCLICALS                                  4,947
                                                            -------
  CONSUMER STAPLES (14.8%)
    BEVERAGES (ALCOHOLIC) (0.4%)
 3,800   Anheuser Busch Cos., Inc.                              205
   400   Coors (Adolph), Inc., Class B                           18
                                                            -------
                                                                223
                                                            -------
    BEVERAGES (NON-ALCOHOLIC) (2.0%)
13,900   Coca Cola Co.                                          801
 7,400   PepsiCo, Inc.                                          218
                                                            -------
                                                              1,019
                                                            -------
    DISTRIBUTORS (FOOD & HEALTH) (0.7%)
 2,600   Cardinal Health, Inc.                                  268
 3,400   SUPERVALU, Inc.                                         79
                                                            -------
                                                                347
                                                            -------
    ENTERTAINMENT (1.5%)
 4,300   King World Productions, Inc.                           112
 3,600   The Walt Disney Co.                                     91
 3,800   Time Warner, Inc.                                      333
 4,100   Viacom, Inc., Class B                                  238
                                                            -------
                                                                774
                                                            -------
    FOODS (1.1%)
   400   Campbell Soup Co.                                       20
 4,000   Hershey Foods Corp.                                    274
 3,400   Sara Lee Corp.                                         184
 1,500   Unilever N.V. (NY Shares)                               92
   300   Wrigley (William) Jr. Co.                               23
                                                            -------
                                                                593
                                                            -------
    HOUSEHOLD PRODUCTS (NON-DURABLES) (4.1%)
 5,000   Clorox Co.                                             412
 3,500   Colgate Palmolive Co.                                  240
   600   Fort James Corp.                                        20
 8,000   Kimberly-Clark Corp.                                   324
16,100   Procter & Gamble Co.                                 1,142
                                                            -------
                                                              2,138
                                                            -------

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
  CONSUMER STAPLES (CONTINUED)
    RESTAURANTS (1.8%)
15,800   McDonald's Corp.                                   $   943
                                                            -------
    RETAIL (DRUG STORES) (0.2%)
 1,900   Longs Drug Stores, Inc.                                 76
                                                            -------
    SPECIALTY PRINTING (0.3%)
 5,800   Deluxe Corp.                                           165
                                                            -------
    TOBACCO (2.7%)
23,700   Philip Morris Cos., Inc.                             1,092
11,600   UST, Inc.                                              343
                                                            -------
                                                              1,435
                                                            -------
    TOTAL CONSUMER STAPLES                                    7,713
                                                            -------
  ENERGY (3.6%)
    OIL & GAS (DRILLING) (1.8%)
14,600   Dresser Industries, Inc.                               417
 4,300   Halliburton Co.                                        123
 2,000   Helmerich & Payne, Inc.                                 42
23,400   Rowan Cos., Inc.                                       262
 1,800   Schlumberger Ltd.                                       90
                                                            -------
                                                                934
                                                            -------
    OIL & GAS (EXPLORATION & DRILLING) (0.0%)
   500   Apache Corp.                                            13
                                                            -------
    OIL (DOMESTIC INTEGRATED) (0.7%)
 9,500   USX-Marathon Group                                     337
                                                            -------
    OIL (INTERNATIONAL INTEGRATED) (1.1%)
 5,900   Chevron Corp.                                          496
 1,100   Mobil Corp.                                             83
   200   Royal Dutch Petroleum Co.                               10
                                                            -------
                                                                589
                                                            -------
    TOTAL ENERGY                                              1,873
                                                            -------
  FINANCIAL (14.9%)
    BANKS (MAJOR REGIONAL) (2.9%)
   400   Banc One Corp.                                          17
 6,000   Bank of New York Co., Inc.                             164
 2,300   Fleet Financial Group, Inc.                            169
 2,500   Mellon Bank Corp.                                      138
   500   Norwest Corp.                                           18
   100   SunTrust Banks, Inc.                                     6
12,700   U.S. Bancorp                                           452
 1,500   Wells Fargo & Co.                                      532
                                                            -------
                                                              1,496
                                                            -------
    BANKS (MONEY CENTER) (3.8%)
 4,100   BankAmerica Corp.                                      247
16,400   Chase Manhattan Corp.                                  709
 2,100   Citicorp                                               195
                                                             VALUE
SHARES                                                       (000)
------                                                      -------
 9,600   First Union Corp.                                  $   491
 6,500   NationsBank Corp.                                      348
                                                            -------
                                                              1,990
                                                            -------
    CONSUMER FINANCE (0.0%)
   400   Countrywide Credit Industries, Inc.                     17
                                                            -------
    FINANCIAL (DIVERSIFIED) (2.5%)
   500   American Express Co.                                    39
10,800   Federal Home Loan Mortgage Corp.                       534
 7,000   Federal National Mortgage Assoc.                       450
 4,600   SunAmerica, Inc.                                       280
                                                            -------
                                                              1,303
                                                            -------
    INSURANCE (BROKERS) (0.2%)
 2,200   Marsh & McLennan Cos.                                  109
                                                            -------
    INSURANCE (MULTI-LINE) (3.0%)
 5,000   American International Group, Inc.                     385
 5,500   CIGNA Corp.                                            364
 6,700   Hartford Financial Service Group, Inc.                 318
13,100   Travelers Group, Inc.                                  491
                                                            -------
                                                              1,558
                                                            -------
    INSURANCE (PROPERTY-CASUALTY) (1.8%)
22,000   Allstate Corp.                                         917
                                                            -------
    INVESTMENT BANKING & BROKERAGE (0.7%)
 5,300   Bear Stearns Cos., Inc.                                164
 7,900   Lehman Brothers Holdings, Inc.                         223
                                                            -------
                                                                387
                                                            -------
    TOTAL FINANCIAL                                           7,777
                                                            -------
HEALTH CARE (12.6%)
    HEALTH CARE (DIVERSIFIED) (5.8%)
   200   Abbott Laboratories                                      9
10,000   American Home Products Corp.                           524
12,000   Bristol-Myers Squibb Co.                             1,246
 7,700   Johnson & Johnson                                      603
 8,800   Warner Lambert Co.                                     664
                                                            -------
                                                              3,046
                                                            -------
    HEALTH CARE (DRUGS-GENERIC & OTHERS) (0.6%)
 3,900   Amgen, Inc.                                            295
                                                            -------
    HEALTH CARE (DRUGS-MAJOR PHARMS) (5.0%)
 9,900   Eli Lilly & Co.                                        775
 1,900   Merck & Co., Inc.                                      246
15,100   Pfizer, Inc.                                         1,600
                                                            -------
                                                              2,621
                                                            -------
    HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) (1.2%)
 7,600   Becton Dickinson & Co.                                 312

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
  HEALTH CARE (CONTINUED)
    HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) (CONTINUED)
   400   Boston Scientific Corp.                            $    21
 3,000   Guidant Corp.                                          223
   700   Medtronic, Inc.                                         40
                                                            -------
                                                                596
                                                            -------
    TOTAL HEALTH CARE                                         6,558
                                                            -------
TECHNOLOGY (15.5%)
    COMMUNICATION EQUIPMENT (2.0%)
 1,700   Andrew Corp.                                            23
   600   General Instrument Corp.                                13
13,100   Lucent Technologies, Inc.                              905
 3,200   Northern Telecom Ltd.                                  102
   600   Tellabs, Inc.                                           24
                                                            -------
                                                              1,067
                                                            -------
    COMPUTERS (HARDWARE) (3.7%)
 1,600   Apple Computer, Inc.                                    61
 1,100   Compaq Computer Corp.                                   35
10,000   Dell Computer Corp.                                    657
 3,300   Hewlett Packard Co.                                    175
 7,200   International Business Machines Corp.                  921
 1,600   Sun Microsystems, Inc.                                  80
                                                            -------
                                                              1,929
                                                            -------
    COMPUTERS (NETWORKING) (1.0%)
 2,900   3Com Corp.                                              87
 7,200   Cisco Systems, Inc.                                    445
                                                            -------
                                                                532
                                                            -------
    COMPUTERS (PERIPHERALS) (0.4%)
 3,600   EMC Corp.                                              206
                                                            -------
    COMPUTERS (SOFTWARE & SERVICES) (6.0%)
 2,400   Computer Associates International, Inc.                 89
 1,700   Computer Sciences Corp.                                 93
 2,100   HBO & Co.                                               61
22,200   Microsoft Corp.                                      2,443
15,400   Oracle Corp.                                           448
                                                            -------
                                                              3,134
                                                            -------
    ELECTRONICS (INSTRUMENTATION) (0.3%)
11,100   Tektronix, Inc.                                        172
                                                            -------
    ELECTRONICS (SEMICONDUCTORS) (2.1%)
12,600   Intel Corp.                                          1,080
                                                            -------
    TOTAL TECHNOLOGY                                          8,120
                                                            -------
  TRANSPORTATION (1.1%)
    AIRLINES (0.6%)
 2,900   AMR Corp.                                              161
                                                             VALUE
SHARES                                                       (000)
------                                                      -------
 1,400   Delta Air Lines, Inc.                              $   136
   200   Southwest Airlines Co.                                   4
                                                            -------
                                                                301
                                                            -------
    RAILROADS (0.5%)
 8,300   Burlington Northern Santa Fe Corp.                     266
                                                            -------
    TOTAL TRANSPORTATION                                        567
                                                            -------
UTILITIES (4.4%)
    ELECTRIC COMPANIES (3.7%)
 9,200   Cinergy Corp.                                          352
 3,500   Dominion Resources, Inc.                               156
 8,800   Edison International                                   226
 9,500   FPL Group, Inc.                                        662
 7,100   PECO Energy Co.                                        260
 3,000   PP&L Resources, Inc.                                    78
 4,200   Texas Utilities Co.                                    195
                                                            -------
                                                              1,929
                                                            -------
    NATURAL GAS (0.7%)
 7,500   Coastal Corp.                                          253
 1,600   Columbia Energy Group                                   94
                                                            -------
                                                                347
                                                            -------
    TOTAL UTILITIES                                           2,276
                                                            -------
  TOTAL COMMON STOCKS (Cost $56,477)                         51,588
                                                            -------
TOTAL INVESTMENTS (98.8%) (Cost $56,477)                     51,588
                                                            -------

OTHER ASSETS (1.2%)
  Other Assets                                                  768
  Liabilities                                                  (136)
                                                           --------
                                                                632
                                                           --------
NET ASSETS (100%)                                          $ 52,220
                                                           --------
                                                           --------

CLASS A:
--------
NET ASSETS                                                 $ 51,236
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,939,404 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $  10.37
                                                           --------
                                                           --------

CLASS B:
--------
NET ASSETS                                                 $    984
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 95,080 outstanding $0.001 par value
  Shares (authorized 500,000,000 shares)                   $  10.35
                                                           --------
                                                           --------

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